FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
SCHEDULE OF ASSETS THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS
Description	Carrying Value at December 31, 2022	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$304,675,000	$304,675,000
Total	$304,675,000	$304,675,000

Stardust Power Inc And Subsidiary [Member]
SCHEDULE OF ASSETS AND LIABILITIES ARE MEASURED AT FAIR VALUE

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities (a)	$218,556	$-	$-	$218,556
Total financial assets	$218,556	$-	$-	$218,556

	Fair Value Measurements as at June 30, 2024
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities (a)	$55,884	$-	$-	$55,884
Total financial assets	$55,884	$-	$-	$55,884

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE notes (b)	$-	$-	$5,212,200	$5,212,200
Convertible notes (c)	-	-	-	-
Total financial liabilities	$-	$-	$5,212,200	$5,212,200

	Fair Value Measurements as at June 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE notes (b)	$-	$-	$6,367,200	$6,367,200
Convertible notes (c)	-	-	2,571,400	2,571,400
Total financial liabilities	$-	$-	$8,938,600	$8,938,600

(a)	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.

(b)	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2 the audited consolidated financial statements and notes thereto for the period March 16, 2023 (inception) to December 31, 2023 included in the Company’s registration statement on Form S-4/A filed with the SEC on May 8, 2024.

(c)	The fair value of convertible notes are expected to approximate fair value of the equivalent equity shares into which they would be converted immediately post the closing of the Business Combination, which was approved at the shareholders meeting on June 27, 2024.

The following tables summarize the Company’s assets and liabilities that are measured at fair value in the consolidated financial statements:

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities(a)	$218,556	$—	$—	$218,556
Total financial assets	$218,556	$—	$—	$218,556

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE notes(b)	$—	$—	$5,212,200	$5,212,200
Total financial liabilities	$—	$—	$5,212,200	$5,212,200

(a)	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.

(b)	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2.

SCHEDULE OF RECONCILIATION OF ACTIVITY AND CHANGES IN FAIR VALUE

The following table provides a reconciliation of activity and changes in fair value for the Company’s SAFE and convertible notes using inputs classified as:

	SAFE notes at Fair Value	Convertible notes at Fair Value
Balance as at March 16, 2023 (inception)	$-	$-
Issuance of notes	2,000,000	-
Change in fair value	-	-
Balance as at June 30, 2023	$2,000,000	$-
Issuance of notes	3,000,000	-
Change in fair value	212,200	-
Balance as at December 31, 2023	$5,212,200	$-
Issuance of notes	200,000	-
Change in fair value	107,900	-
Balance as at March 31, 2024	$5,520,100	$-
Issuance of notes	-	2,100,000
Change in fair value	847,100	471,400
Balance as at June 30, 2024	$6,367,200	$2,571,400

The following table provides a reconciliation of activity and changes in fair value for the Company’s SAFE note using inputs classified as Level 3:

SAFE note at Fair Value
Balance as at March 16, 2023 (inception)	$—
Issuance of SAFE notes	5,000,000
Change in fair value	212,200
Balance as at December 31, 2023	$5,212,200